Stock Based Compensation (Details 4) - Nonvested Shares [Member] - Aircom 2014 Plan [Member] - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Outstanding, Beginning	168,250	164,125	168,250
Granted		78,000		412,000
Vested	(4,125)	(70,714)		(84,750)
Forfeited/Cancelled				(159,000)
Outstanding, Ending	164,125	171,411	171,411	168,250
Weighted Average Exercise Price Per Share
Options outstanding, beginning	$ 32.408	$ 32.5312	$ 32.408
Granted		19.7462		29.5771
Vested	27.5	28.9777		27.854
Forfeited/Cancelled				27.5
Options outstanding, Ending	$ 32.5312	$ 28.1794	$ 28.1794	$ 32.408